Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Research and development expenses	$ 2,710	$ 1,943	$ 740
General and administrative expenses	6,579	3,810	1,268
Other (income) expenses, net	425	1	(8)
Operating loss	9,714	5,754	2,000
Finance income	(828)	(1)	(1)
Finance expenses	123	491	8
Loss before taxes	9,009	6,244	2,007
Tax benefit	(60)
Net loss	8,949	6,244	2,007
Attributable to:
Equity holders of the Company	8,523	6,244	1,993
Non-controlling interests	426		14
Profit loss	$ 8,949	$ 6,244	$ 2,007
Basic and diluted net loss per share attributable to equity holders of the Company	$ 0.06	$ 0.05	$ 0.05
Basic and diluted loss per ADS attributable to equity holders of the Company	$ 2.44	$ 2.14	$ 2.14